PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 28,146	$ 25,743
Other assets	8,993	8,334
Total assets	928,501	896,321
LIABILITIES AND SHAREHOLDERS' EQUITY
Total shareholders' equity	71,139	66,231	$ 61,671
Total liabilities and shareholders' equity	928,501	896,321
Parent company | Reportable legal entities
ASSETS
Cash and cash equivalents	734	2,190
Investment in banking subsidiaries	78,400	72,036
Total assets	79,134	74,226
LIABILITIES AND SHAREHOLDERS' EQUITY
Debt	7,750	7,750
Accrued expenses and other liabilities	245	245
Total shareholders' equity	71,139	66,231
Total liabilities and shareholders' equity	$ 79,134	$ 74,226